Right-of-use assets and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Right-of-use assets and lease liabilities - Operating Leases (Table)

Period/ Year	Lease Commitment
July 1 to December 31, 2023	$12,970
2024	25,958
2025	15,332
2026	4,992
Minimum net lease payments	$59,252
Less: present value discount	(8,815)
Total obligations under operating leases and financial liability (current and non-current portion)	$50,437